Shareholders' Equity (Details) - Schedule of Shared - Based Payments to Employees	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Shared - Based Payments to Employees [Abstract]
Number of share-based payment awards, Outstanding at beginning of year | shares	5,115,910
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 15.19
Changes during the year:
Number of share-based payment awards, Granted | shares	545,105
Weighted average exercise price, Granted | $ / shares	$ 11.22
Number of share-based payment awards, Exercised | shares	(286,141)
Weighted average exercise price, Exercised | $ / shares	$ 3.02
Number of share-based payment awards, Forfeited | shares	(153,480)
Weighted average exercise price, Forfeited | $ / shares	$ 19.36
Number of share-based payment awards, Outstanding at end of year | shares	5,221,394
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 13.34
Number of share-based payment awards, Aggregate intrinsic value | $	$ 5,112
Weighted average exercise price, Aggregate intrinsic value | $
Number of share-based payment awards, Exercisable at end of year | shares	3,621,783
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 10.43
Number of share-based payment awards, Aggregate intrinsic value | $	$ 5,110